One Year Fee Waiver Or Expense Reimbursement [Member] Investment Risks - Payden U.S. Government Fund	Oct. 31, 2025
Market Events Risk [Member]
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Market Events Risk. The value of the Fund’s securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), governmental actions or intervention, threat of a U.S. government shutdown, a downgrade of the ratings of U.S. government debt obligations, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes, political and social unrest, or other factors, recessions, armed conflict, investor sentiment, and the global and domestic effects of natural disasters and pandemics. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. In response to high inflation, the U.S. Federal Reserve increased interest rates in an attempt to slow economic growth, and it may continue to raise interest rates in the future. This and other changes in monetary and fiscal policy may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, labor disputes, public health events, terrorism, natural disasters, war, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Liquidity Risk [Member]
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Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers may have less willingness to make markets for fixed income securities. Certain dealers may also reduce their inventories of certain securities in response to federal banking regulations, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.

Derivatives [Member]
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Derivatives. The use of derivatives can lead to losses due to: (1) adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative; (2) failure of a counterparty; or (3) tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s sensitivity to market events and to the underlying instrument. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Investment Company and Exchange Traded Fund Risk [Member]
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Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.

Affiliated Fund Risk [Member]
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Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs.

Management Risk [Member]
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ª	Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.

Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Extension Risk [Member]
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Extension Risk. Rising interest rates can cause the average maturity of the Fund’s holdings of mortgage-backed securities to lengthen unexpectedly due to a drop in prepayments. This would increase the sensitivity of the Fund to rising rates, and could cause certain of the Fund’s investments to decline in value more than they would have declined due to the rise in interest rates alone.

U S Treasury and Agency Obligations [Member]
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U.S. Treasury and Agency Obligations. Debt obligations issued by the U.S. Treasury, which include U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government. Debt obligations issued by agencies chartered by the U.S. Government, which are classified as government sponsored enterprises, may or may not be backed by the full faith and credit of the U.S. Government. For example, principal and interest payments of GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. Government. On the other hand, FNMA and FHLMC mortgage-backed securities are not guaranteed by the U.S. Government. However, currently, each of the FNMA and FHLMC benefits from the Senior Preferred Stock Purchase Agreement it has with the U.S. Treasury which is expected to provide them with the necessary cash resources to meet their obligations. Although the U.S. Government has provided financial support to FNMA and FHLMC in the past (including as part of the Senior Preferred Stock Purchase Agreements), no assurance can be given that the U.S. Government will provide financial support in the future to these or other U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Prepayment Risks [Member]
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Prepayment Risk. The Fund is subject to the prepayment risk applicable to mortgages underlying the GNMA mortgage-backed securities and other mortgage-backed U.S. Government Obligations. Prepayment risk is the chance that the mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund. In addition, the Fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing Federal agency, as well as the credit quality of the underlying assets.

Interest Rates [Member]
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Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Risk Lose Money [Member]
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Risk [Text Block]	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.